Total
Class 3 Shares | 7Twelve Balanced Portfolio
PORTFOLIO SUMMARY
Investment Objective:
The 7Twelve Balanced Portfolio (“the Portfolio”) seeks to provide superior volatility risk-adjusted returns when compared to the bond and equity markets in general.
Fees and Expenses of the Portfolio:

This table describes the annual operating expenses that you may indirectly pay if you invest in the Portfolio through your retirement plan or if you allocate your insurance contract premiums or payments to the Portfolio. However, each insurance contract and separate account involves fees and expenses that are not described in this Prospectus. If the fees and expenses of your insurance contract or separate account were included in this table, your overall expenses would be higher. You should review the insurance contract prospectus for a complete description of fees and expenses.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Class 3 Shares 7Twelve Balanced Portfolio Class 3
Management Fees	0.15%
Distribution and/or Service (12b-1) Fees	0.40%
Other Expenses	0.45%
Acquired Fund Fees and Expenses	0.21%	[1]
Total Annual Portfolio Operating Expenses	1.21%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio's financial highlights because the financial statements include only the direct operating expenses incurred by the Portfolio.

Example:
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. You would pay the same expenses if you did not redeem your shares. However, each insurance contract and separate account involves fees and expenses that are not included in the Example. If these fees and expenses were included in the Example, your overall expenses would be higher. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
Class 3 Shares | 7Twelve Balanced Portfolio | Class 3 | USD ($)	123	384	665	1,466

Portfolio Turnover:

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual Portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal period, the Portfolio’s portfolio turnover rate was 9% of the average value of its portfolio.

Principal Investment Strategies:

The Advisor seeks to achieve the Portfolio’s investment objective by allocating assets among securities that represent seven broad asset classes and twelve subcategories using the Advisor’s 7TwelveTM asset allocation model. The Advisor usually does not select individual stocks and bonds, but instead selects ETF or mutual funds that invest primarily in securities representing one of the 12 subcategories of assets selected under the 7TwelveTM Model. The Portfolio may invest in underlying funds that hold securities from issuers of any market capitalization, credit quality, maturity, country, or trading currency. However, bond credit quality will be primarily investment grade (that is, rated Baa3 or higher by Moody’s Investors Service, or equivalently rated by another nationally recognized statistical rating organization). The Portfolio may also buy underlying funds that invest in foreign securities traded on exchanges outside the U.S. and through ADRs. Under normal market conditions, the Portfolio invests at least 25% of its assets in equity securities (common stocks) and at least 25% of its assets in bonds. For purposes of meeting these 25% allocations, the Portfolio defines equity securities to include underlying funds that invest primarily in equity securities and defines bonds to include underlying funds that invest primarily in bonds and other fixed income securities.

The Advisor allocates Portfolio assets using the 7TwelveTM Model developed by Craig Israelsen, Ph.D. The Advisor believes that by using multiple asset classes, it can enhance Portfolio performance and/or reduce risk, as measured by return volatility. Unlike traditional diversification strategies that rely primarily on two asset classes (stock and bonds) in what is commonly known as a traditional balanced portfolio strategy, the 7TwelveTM Model portfolio utilizes multiple asset classes to enhance performance and/or reduce risk. The 7TwelveTM Model is derived from the central tenet that, over the long-run, diversification should produce returns that are larger and/or less volatile than an all equity portfolio or a balanced portfolio composed of equities and bonds in fixed proportions. The “7” in 7TwelveTM represents the suggested number of core asset classes to include in a portfolio. The “Twelve” represents the number of constituent sub-classes that compose the seven core asset classes. For example, U.S. equities are a core asset class, which is composed of three subcategories: (i) large cap U.S. equity, (ii) mid cap U.S. equity and (iii) small cap U.S. equity. The complete set of asset classes and subcategories utilized under the 7Twelve Model are presented in the table below.

The Advisor believes based upon its diversification research, that some of the asset classes, such as U.S. stocks (also referred to as “equity”) require more than one underlying fund to adequately represent their economic diversity. The U.S. equity asset class in the 7TwelveTM Model portfolio requires three separate underlying funds: one that invests in large U.S. equity, one that invests in mid-sized U.S. companies and one that focuses on small U.S. stocks. Similarly, the non-U.S. equity asset requires two separate underlying funds, one focusing on large developed market non-U.S. stocks, such as European companies, and one that invests in stocks of developing or emerging non-U.S. countries. Additionally, real estate, as an asset class, is adequately covered by one underlying fund, which may invest in securities of foreign as well as U.S. real estate and real estate linked companies. The asset class of “Resources” requires two separate ETFs or mutual funds: one that invests in natural resources companies and another Portfolio that invests in actual commodities and/or exchange-traded futures on the commodities (cattle, precious and industrial metals, wheat, corn, cotton, etc.). Investing in U.S. bonds requires two different underlying funds: an aggregate bond fund and a fund that specializes in inflation-protected bonds. However, the international bond asset class can be represented by a single underlying fund, provided it is not narrowly focused on a single country or currency. Finally, cash is added to the portfolio by including a money market fund. Assets are initially allocated approximately equally using the 7TwelveTM Model, meaning that each subcategory represents 1/12th of the portfolio. This allocation is maintained by rebalancing the portfolio back to approximately equal portions monthly, quarterly or annually depending on the size of the deviation caused by changes in market value. The Advisor buys and sells securities to rebalance asset class allocations as determined under its 7TwelveTM Model and also sells a specific underlying fund when it believes it can be replaced by an underlying fund with greater liquidity, lower expenses or other features that make it an attractive replacement for an existing underlying fund.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Portfolio. The Portfolio is not intended to be a complete investment program. Many factors affect the Portfolio’s net asset value and performance.

The following risks apply to the Portfolio through its investments in underlying funds.

• Commodity Risk: Investing in the commodities markets through commodity-linked ETFs will subject the Portfolio to potentially greater volatility than traditional securities. Commodity prices are influenced by unfavorable weather, animal and plant disease, geologic and environmental factors as well as changes in government regulation such as tariffs, embargoes or production restrictions.

• Credit Risk: Security issuers might not make payments on debt securities held by the Portfolio, resulting in losses. Credit quality of securities held by the Portfolio may be lowered if an issuer’s financial condition changes.

• Duration Risk: Longer-term securities may be more sensitive to interest rate changes. Given the recent, historically low interest rates and the potential for increases in those rates, a heightened risk is posed by rising interest rates to a fund whose portfolios include longer-term fixed income securities.

• Emerging Markets Risk: In addition to the risks generally associated with investing in securities of foreign companies, countries with emerging markets also may have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues.

• ETF Investment Risk: ETFs are subject to investment advisory fees and other expenses, which will be indirectly paid by the Portfolio. As a result, the cost of investing in the Portfolio will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks and bonds. Index-based ETFs in which the Portfolio invests will not be able to replicate exactly the performance of the indices they track and the market value of ETF shares may differ from their net asset value. Each ETF is subject to specific risks, depending on the nature of the ETF. ETF shares may trade at a discount or premium to their NAV.

• Fixed Income Risk: The value of the Portfolio’s investments in bonds and other fixed income securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities. Recently, interest rates have been historically low. Current conditions may result in a rise in interest rates, which in turn may result in a decline in the value of the fixed income investments held by the Portfolio. As a result, for the present, interest rate risk may be heightened.

• Foreign Currency Risk: Foreign securities denominated in non-U.S. dollar currencies will subject the Portfolio to currency trading risks that include market risk and country risk. Market risk results from adverse changes in exchange rates. Country risk arises because a government may interfere with transactions in its currency.

• Foreign Investment Risk: Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

• Inflation Protected Securities Risk: Increases in real interest rates can cause the price of inflation-protected debt securities to decrease. Interest payments on inflation-protected debt securities can be unpredictable.

• Liquidity Risk: Liquidity risk exists when particular investments are difficult to purchase or sell. This can reduce the Portfolio’s returns because the Portfolio may be unable to transact at advantageous times or prices. Recently, interest rates have been historically low. Current conditions may result in a rise in interest rates, and a potential rise in interest rates may result in periods of volatility and increased redemptions. As a result of increased redemptions, the Portfolio may have to liquidate portfolio securities at disadvantageous prices and times, which could reduce the returns of the Portfolio. The reduction in dealer market-making capacity in the fixed income markets that has occurred in recent years also has the potential to decrease liquidity.

• Management Risk: The Advisor’s dependence on the 7TwelveTM Model strategy and judgments about the attractiveness, value and potential appreciation of particular asset classes and securities in which the Portfolio invests may prove to be incorrect and may not produce the desired results.

• Market and Geopolitical Risk: The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Portfolio. The current novel coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, has had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your investment. Therefore, the Portfolio could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments. In times of severe market disruptions, you could lose your entire investment.

• Natural Resource Risk: The Portfolio’s exposure to companies primarily engaged in the natural resource markets may subject the Portfolio to greater volatility than the securities market as a whole. Natural resource companies are affected by commodity price volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments.

• Real Estate Risk: Real estate values rise and fall in response to a variety of factors, including local, regional and national economic conditions, interest rates and tax considerations. A real estate investment trust’s (“REIT”) performance depends on the types and locations of the rental properties it owns and on how well it manages those properties.

• Small and Medium Capitalization Stock Risk: The value of a small or medium capitalization company stocks may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

• Underlying Funds Risk: Underlying funds are subject to investment advisory fees and other expenses, which will be indirectly paid by the Portfolio. As a result, the cost of investing in the Portfolio will be higher than the cost of investing directly in other investment companies and may be higher than other mutual funds that invest directly in stocks and bonds. The ETFs in which the Portfolio invests will not be able to replicate exactly the performance of the indices they track and the market value of ETF shares may differ from their net asset value. Each underlying fund is subject to specific risks, depending on the nature of the fund.

Performance:

The bar chart and performance table set out below help show the returns and risks of investing in the Portfolio. The bar chart shows performance of the Portfolio’s Class 3 shares for each full calendar year since the Portfolio’s inception. The performance table compares the performance of the Portfolio’s Class 3 shares over time to the performance of a broad-based securities market index and a supplemental index. You should be aware that the past performance of the Class 3 shares of the Portfolio may not be an indication of how the Class 3 shares of the Portfolio will perform in the future. Updated performance information is available at no cost by calling 1-877-525-0712.

Performance Bar Chart for Calendar Years Ended December 31.

Best Quarter	2nd Quarter 2020	13.80%
Worst Quarter	1st Quarter 2020	(20.05)%

Performance Table Average Annual Total Returns (For periods ended December 31, 2020)
Average Annual Total Returns - Class 3 Shares - 7Twelve Balanced Portfolio		1 Year	5 Years	Since Inception	Inception Date
Class 3		5.40%	6.07%	3.52%	Apr. 17, 2015
MS Category Avg-World Allocation	[1]	6.18%	7.01%
Morningstar Global Allocations Index	[2]	13.55%	9.76%	7.52%
[1]	"MS Category Avg-World Allocation" is composed of the average return for the funds in the Morningstar category.
[2]	Morningstar Global Allocation Index measures the performance of a multi-asset class portfolio of global equities, global bonds and cash. This portfolio is held in a static allocation that is appropriate for investors who seek average exposure to global equity market risk and returns. An investor cannot invest directly in an index. The Morningstar Global Allocations Index replaces the Dow Jones Moderate Portfolio Index as the Portfolio's benchmark index because it is more suitable for the Portfolio.

Class 4 Shares | 7Twelve Balanced Portfolio
PORTFOLIO SUMMARY
Investment Objective:
The 7Twelve Balanced Portfolio (“the Portfolio”) seeks to provide superior volatility risk-adjusted returns when compared to the bond and equity markets in general.
Fees and Expenses of the Portfolio:

This table describes the annual operating expenses that you may indirectly pay if you invest in the Portfolio through your retirement plan or if you allocate your insurance contract premiums or payments to the Portfolio. However, each insurance contract and separate account involves fees and expenses that are not described in this Prospectus. If the fees and expenses of your insurance contract or separate account were included in this table, your overall expenses would be higher. You should review the insurance contract prospectus for a complete description of fees and expenses.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Class 4 Shares 7Twelve Balanced Portfolio Class 4
Management Fees	0.15%
Distribution and/or Service (12b-1) Fees	0.60%
Other Expenses	0.45%
Acquired Fund Fees and Expenses	0.21%	[1]
Total Annual Portfolio Operating Expenses	1.41%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio's financial highlights because the financial statements include only the direct operating expenses incurred by the Portfolio.

Example:
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. You would pay the same expenses if you did not redeem your shares. However, each insurance contract and separate account involves fees and expenses that are not included in the Example. If these fees and expenses were included in the Example, your overall expenses would be higher. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
Class 4 Shares | 7Twelve Balanced Portfolio | Class 4 | USD ($)	144	446	771	1,691

Portfolio Turnover:

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual Portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal period, the Portfolio’s portfolio turnover rate was 9% of the average value of its portfolio.

Principal Investment Strategies:

The Advisor (defined below) seeks to achieve the Portfolio’s investment objective by allocating assets among securities that represent seven broad asset classes and twelve subcategories using the Advisor’s 7TwelveTM asset allocation model (the “7TwelveTM Model”). The Advisor usually does not select individual stocks and bonds, but instead selects exchange-traded funds (“ETFs”) or mutual funds (together, “underlying funds”) that each invest primarily in securities representing one of the 12 subcategories of assets selected under the 7TwelveTM Model. The Portfolio may invest in underlying funds that hold securities from issuers of any market capitalization, credit quality, maturity, country, or trading currency. However, bond credit quality will be primarily investment grade (that is, rated Baa3 or higher by Moody’s Investors Service, or equivalently rated by another nationally recognized statistical rating organization). The Portfolio may also buy underlying funds that invest in foreign securities traded on exchanges outside the U.S. and through American depositary receipts (“ADRs”). Under normal market conditions, the Portfolio invests at least 25% of its assets in equity securities (common stocks) and at least 25% of its assets in bonds. For purposes of meeting these 25% allocations, the Portfolio defines equity securities to include underlying funds that invest primarily in equity securities and defines bonds to include underlying funds that invest primarily in bonds and other fixed income securities.

Unlike traditional diversification strategies that rely primarily on two asset classes (stocks and bonds) in what is commonly known as a traditional balanced portfolio strategy, the 7TwelveTM Model utilizes multiple asset classes to enhance performance and reduce risk as measured by return volatility. The complete set of asset classes and subcategories utilized under the 7TwelveTM Model are presented in the table below.

Assets are initially allocated approximately equally using the 7TwelveTM Model, meaning that each subcategory represents 1/12th of the portfolio. This allocation is maintained by rebalancing the portfolio back to approximately equal portions monthly, quarterly or annually depending on the size of the deviation caused by changes in market value. The Advisor buys and sells securities to rebalance asset class allocations as determined under its 7TwelveTM Model and also sells specific underlying funds when it believes it can be replaced by an underlying fund with greater liquidity, lower expenses or other features that make it an attractive replacement for an existing ETF.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Portfolio. The Portfolio is not intended to be a complete investment program. Many factors affect the Portfolio’s net asset value and performance.

The following risks apply to the Portfolio through its investments in underlying funds.

• Commodity Risk: Investing in the commodities markets through commodity-linked ETFs will subject the Portfolio to potentially greater volatility than traditional securities. Commodity prices are influenced by unfavorable weather, animal and plant disease, geologic and environmental factors as well as changes in government regulation such as tariffs, embargoes or production restrictions.

• Credit Risk: Security issuers might not make payments on debt securities held by the Portfolio, resulting in losses. Credit quality of securities held by the Portfolio may be lowered if an issuer’s financial condition changes.

• Duration Risk: Longer-term securities may be more sensitive to interest rate changes. Given the recent, historically low interest rates and the potential for increases in those rates, a heightened risk is posed by rising interest rates to a fund whose portfolios include longer-term fixed income securities.

• Emerging Markets Risk: In addition to the risks generally associated with investing in securities of foreign companies, countries with emerging markets also may have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues.

• ETF Investment Risk: ETFs are subject to investment advisory fees and other expenses, which will be indirectly paid by the Portfolio. As a result, the cost of investing in the Portfolio will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks and bonds. Index-based ETFs in which the Portfolio invests will not be able to replicate exactly the performance of the indices they track and the market value of ETF shares may differ from their net asset value. Each ETF is subject to specific risks, depending on the nature of the ETF. ETF shares may trade at a discount or premium to their NAV.

• Fixed Income Risk: The value of the Portfolio’s investments in bonds and other fixed income securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities. Recently, interest rates have been historically low. Current conditions may result in a rise in interest rates, which in turn may result in a decline in the value of the fixed income investments held by the Portfolio. As a result, for the present, interest rate risk may be heightened.

• Foreign Currency Risk: Foreign securities denominated in non-U.S. dollar currencies will subject the Portfolio to currency trading risks that include market risk and country risk. Market risk results from adverse changes in exchange rates. Country risk arises because a government may interfere with transactions in its currency.

• Foreign Investment Risk: Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

• Inflation Protected Securities Risk: Increases in real interest rates can cause the price of inflation-protected debt securities to decrease. Interest payments on inflation-protected debt securities can be unpredictable.

• Liquidity Risk: Liquidity risk exists when particular investments are difficult to purchase or sell. This can reduce the Portfolio’s returns because the Portfolio may be unable to transact at advantageous times or prices. Recently, interest rates have been historically low. Current conditions may result in a rise in interest rates, and a potential rise in interest rates may result in periods of volatility and increased redemptions. As a result of increased redemptions, the Portfolio may have to liquidate portfolio securities at disadvantageous prices and times, which could reduce the returns of the Portfolio. The reduction in dealer market-making capacity in the fixed income markets that has occurred in recent years also has the potential to decrease liquidity.

• Management Risk: The Advisor’s dependence on the 7TwelveTM Model strategy and judgments about the attractiveness, value and potential appreciation of particular asset classes and securities in which the Portfolio invests may prove to be incorrect and may not produce the desired results.

• Market and Geopolitical Risk: The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Portfolio. The current novel coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, has had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your investment. Therefore, the Portfolio could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments. In times of severe market disruptions, you could lose your entire investment.

• Natural Resource Risk: The Portfolio’s exposure to companies primarily engaged in the natural resource markets may subject the Portfolio to greater volatility than the securities market as a whole. Natural resource companies are affected by commodity price volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments.

• Real Estate Risk: Real estate values rise and fall in response to a variety of factors, including local, regional and national economic conditions, interest rates and tax considerations. A real estate investment trust’s (“REIT”) performance depends on the types and locations of the rental properties it owns and on how well it manages those properties.

• Small and Medium Capitalization Stock Risk: The value of a small or medium capitalization company stocks may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

• Underlying Funds Risk: Underlying funds are subject to investment advisory fees and other expenses, which will be indirectly paid by the Portfolio. As a result, the cost of investing in the Portfolio will be higher than the cost of investing directly in other investment companies and may be higher than other mutual funds that invest directly in stocks and bonds. The ETFs in which the Portfolio invests will not be able to replicate exactly the performance of the indices they track and the market value of ETF shares may differ from their net asset value. Each underlying fund is subject to specific risks, depending on the nature of the fund.

Performance:

The bar chart and performance table set out below help show the returns and risks of investing in the Portfolio. The bar chart shows performance of the Portfolio’s Class 4 shares for each full calendar year since the Portfolio’s inception. The performance table compares the performance of the Portfolio’s Class 4 shares over time to the performance of a broad-based securities market index and a supplemental index. You should be aware that the past performance of the Portfolio’s Class 4 shares may not be an indication of how the Portfolio’s Class 4 shares will perform in the future. Updated performance information is available at no cost by calling 1-877-525-0712.

Performance Bar Chart for Calendar Years Ended December 31.

Best Quarter	2nd Quarter 2020	13.70%
Worst Quarter	1st Quarter 2020	(20.08)%

Performance Table Average Annual Total Returns (For periods ended December 31, 2020)
Average Annual Total Returns - Class 4 Shares - 7Twelve Balanced Portfolio		1 Year	5 Years	Since Inception	Inception Date
Class 4		5.20%	5.89%	3.97%	Apr. 23, 2012
MS Category Avg-World Allocation	[1]	6.18%	7.01%
Morningstar Global Allocations Index TR	[2]	13.55%	9.76%	7.99%
[1]	MS Category Avg-World Allocation is composed of the average return for the funds in the Morningstar category.
[2]	Morningstar Global Allocations Index TR measures the performance of a multi-asset class portfolio of global equities, global bonds and cash. This portfolio is held in a static allocation that is appropriate for investors who seek average exposure to global equity market risk and returns. An investor cannot invest directly in an index. The Morningstar Global Allocations Index TR replaces the Dow Jones Moderate Portfolio Index as the Portfolio's benchmark index because it is a more suitable index for the Portfolio.